Share capital - Summary of weighted average of share option and exercisable (Detail)	12 Months Ended
Dec. 31, 2020 $ / shares
Statement [Line Items]
Weighted average exercise price for exercisable options	$ 0.46
Weighted average share price for options exercised	$ 0.45
Weighted average years to expiry for exercisable options	2 years 10 months 13 days